Finance Lease Obligations - Summary of Finance Obligations (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 521,000,000	$ 552,000,000
Effect of discounting	(273,000,000)	(300,000,000)
Present value of minimum lease payments	248,000,000	252,000,000
Less: current portion included in accounts payable and accrued liabilities	(6,000,000)	(5,000,000)
Present value of minimum lease payments, noncurrent	242,000,000	247,000,000
Within 1 Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	30,000,000	30,000,000
2 to 3 Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	60,000,000	59,000,000
4 to 5 Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	59,000,000	59,000,000
Over 5 Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 372,000,000	$ 404,000,000